Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Basis of Presentation and Significant Accounting Policies [Abstract]
Schedule of Operating Revenues, Net of Contractual Allowances and Discounts (But Before the Provision for Bad Debts)

	Year Ended December 31,
	2013	2012	2011
Medicare	$3,681,975	$3,878,150	$3,572,407
Medicaid	1,442,120	1,423,761	1,285,420
Managed Care and other third-party payors	7,705,827	7,534,971	6,920,068
Self-pay	2,022,703	1,909,877	1,602,686
Total	$14,852,625	$14,746,759	$13,380,581

Schedule of Accumulated Other Comprehensive Income (Loss)

	Change in Fair	Change in Fair	Change in	Accumulated
	Value of	Value of	Unrecognized	Other
	Interest Rate	Available for	Pension Cost	Comprehensive
	Swaps	Sale Securities	Components	Income (Loss)
Balance as of December 31, 2011	$(162,791)	$1,576	$(23,264)	$(184,479)
2012 activity, net of tax	46,409	3,012	(10,252)	39,169
Balance as of December 31, 2012	(116,382)	4,588	(33,516)	(145,310)
2013 activity, net of tax	60,304	2,181	15,320	77,805
Balance as of December 31, 2013	$(56,078)	$6,769	$(18,196)	$(67,505)